Compensation Options (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of Compensation Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2020, 2019 and 2018	–	–	–
Granted (Note 12(e))	471,178	0.50	3.00

Outstanding, January 31, 2021	471,178	0.50	2.83